Waddell & Reed Advisors Funds

Supplement dated May 8, 2012 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2012

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 5 for Waddell & Reed Advisors Bond Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup Broad Investment-Grade Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.68%	5.89%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Broad Investment-Grade Index, effective March 2012. WRIMCO believes that the Barclays U.S. Aggregate Bond Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	7.84%	6.50%	5.78%
Lipper Corporate Debt Funds A-Rated Universe Average (net of fees and expenses)	6.78%	5.85%	5.38%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 13 for Waddell & Reed Advisors Government Securities Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup Treasury/Government Sponsored/Mortgage Bond Index (reflects no deduction for fees, expenses or taxes)	7.71%	6.63%	5.70%
Barclays U.S. Government/Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup Treasury/Government Sponsored/Mortgage Bond Index, effective March 2012. WRIMCO believes that the Barclays U.S. Government/Mortgage-Backed Securities Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	7.74%	6.56%	5.64%
Lipper General U.S. Government Funds Universe Average (net of fees and expenses)	9.07%	5.94%	4.88%

The “Indexes” section of the Average Annual Total Returns table in the “Performance” section on page 17 for Waddell & Reed Advisors High Income Fund is deleted and replaced with the following:

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	10 Years
Indexes
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes)	5.52%	7.15%	8.68%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Citigroup High Yield Market Index, effective March 2012. WRIMCO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Fund in light of the types of securities in which the Fund invests.)	4.38%	7.34%	8.59%
Lipper High Current Yield Funds Universe Average (net of fees and expenses)	2.77%	5.10%	6.99%

The following is added as a bullet point to the “Principal Investment Risks” section on page 28 for Waddell & Reed Advisors Cash Management:

■

Money Market Fund Regulatory Risk. As a money market fund, the Fund is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

The following is added after the first sentence in the last paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 30 for Waddell & Reed Advisors Global Bond Fund:

The Fund may invest in private placements and other restricted securities.

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Non-Principal Risks” section on page 31 for Waddell & Reed Advisors Global Bond Fund:

■	Private Placements and Other Restricted Securities Risk

Supplement	Prospectus	1

The following is added to the end of the third paragraph of the “Additional Information about Principal Investment Strategies, Other Investments and Risks” section on page 32 for Waddell & Reed Advisors High Income Fund:

The Fund may invest in private placements and other restricted securities.

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Non-Principal Risks” section on page 32 for Waddell & Reed Advisors High Income Fund:

■	Private Placements and Other Restricted Securities Risk

The following is added as a bullet point to the “Additional Information about Principal Investment Strategies, Other Investments and Risks — Principal Risks” section on page 35 for Waddell & Reed Advisors Cash Management:

■	Money Market Fund Regulatory Risk

The following is added to the “Additional Information about Principal Investment Strategies, Other Investments and Risks - Defining Risks” section of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

Money Market Fund Regulatory Risk — As a money market fund, Waddell & Reed Advisors Cash Management is subject to the specific rules governing money market funds as well as otherwise subject to regulation by the SEC. The SEC continues to evaluate the rules governing money market funds. It is possible that changes to the rules governing money market funds could significantly affect the money market fund industry generally and, therefore, the operation or performance of the Fund.

Private Placements and Other Restricted Securities Risk — Restricted securities, which include private placements, are securities that are subject to legal or contractual restrictions on resale, and there can be no assurance of a ready market for resale. A Fund could find it difficult to sell privately placed securities and other restricted securities when WRIMCO believes it is desirable to do so, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, and the prices realized could be less than those originally paid or less than the fair market value. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of a Fund.

The following replaces the Waddell & Reed Advisors Cash Management row in the Management Fees Paid table to the “The Management of the Funds — Management Fee” section on page 41 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

Waddell & Reed Advisors Cash Management	0.34%

2	Prospectus	Supplement